STOCKHOLDER'S EQUITY (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Proceeds from sales of Class A and Class B warrants	$ 87,780
Legal and professional fees incurred for offering	(67,172)
Proceeds from Issuance or Sale of Equity	$ 20,608